Income Tax Matters (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2018	Dec. 31, 2016
Deferred tax assets, valuation allowance	$ 4,631,718		$ 2,618,741	$ 1,928,454
Income tax expense	$ 2,145,110	$ 114,642	$ 234,180
U.S. federal income tax rate	21.00%		21.00%
Net operating loss ("NOL") carryforwards	$ 2,967,895		$ 2,079,888		$ 890,636	$ 798,236
Percentage of carry forward year limited taxable income	80.00%		80.00%
NOLs carryforwards, valuation allowance			$ 436,777
Minimum
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2024		Dec. 31, 2024
Maximum
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2039		Dec. 31, 2039